Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock
Treasury stock, shares	15,777,747	14,980,640
Class A Common Stock
Common stock, par value	0.01	0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	56,377,778	55,738,639
Common stock, shares outstanding	40,600,031	40,757,999
Class B Common Stock
Common stock, par value	0.01	0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	12,029,375	12,029,375
Common stock, shares outstanding	12,029,375	12,029,375